Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Unrealized loss on securities AFS	$ 18,274	$ 0
Allowance for credit losses	11,011	9,923
Unrealized loss on securities HTM transferred from AFS	4,843	0
Property and equipment	1,909	1,405
Incentive compensation	1,880	0
Lease liabilities	1,211	1,386
Reserve for unfunded lending commitments	1,067	941
Securities premium amortization	792	386
Share-based compensation	764	734
Deferred compensation	458	390
Loss reimbursement on sold loans reserve	254	242
Other than temporary impairment charge on securities available for sale	144	144
Non accrual loan interest income	128	194
Gross deferred tax assets	42,735	15,745
Deferred tax liabilities
Capitalized mortgage loan servicing rights	8,923	5,509
Deferred loan fees	2,430	2,011
Lease right of use asset	1,164	1,361
Purchase premiums, net	681	735
Unrealized gain on securities AFS	0	1,674
Other	42	110
Gross deferred tax liabilities	13,240	11,400
Deferred tax assets, net	$ 29,495	$ 4,345